Financial Risk Management - Hypothetical Change in Exchange Rates by 10% would have Increased (Decreased) the Group's Profit Before Income Tax and Equity (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	₩ 11,290
Profit before income tax, If decreased by 10%	(11,290)
Equity, If increased by 10%	8,302
Equity, If decreased by 10%	(8,302)
USD [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	11,616
Profit before income tax, If decreased by 10%	(11,616)
Equity, If increased by 10%	8,541
Equity, If decreased by 10%	(8,541)
Euro [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	1,017
Profit before income tax, If decreased by 10%	(1,017)
Equity, If increased by 10%	748
Equity, If decreased by 10%	(748)
Others [member]
Disclosure of sensitivity analysis of currency fluctuation and profit before tax [line items]
Profit before income tax, If increased by 10%	(1,343)
Profit before income tax, If decreased by 10%	1,343
Equity, If increased by 10%	(987)
Equity, If decreased by 10%	₩ 987